Accounts and Other Payable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts and Other Payable [Abstract]
Schedule of Contract Liabilities

Details of contract liabilities included in accounts and other payable are as follows:

	December 31,	December 31,	January 1,
	2024	2023	2023
	US$	US$	US$

Contract liabilities arising from:
Internet leads generation and marketing service income	907,480	1,256,307	225,632
Marketing and events income	94,837	56,428	76,354

	1,002,317	1,312,735	301,986